Statement of compliance - Additional Information (Details) - item		1 Months Ended
	Mar. 15, 2022	Sep. 30, 2021	Jul. 31, 2019
Interest rate swap | Cash flow hedge | LIBOR
Disclosure of financial instruments
Number of instruments entered			7
Interest rate swap | Cash flow hedge | SOFR
Disclosure of financial instruments
Number of instruments transitioned	2
Energy and International Chemicals Business
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030		30.00%
Energy Business
Disclosure of financial instruments
Targeted reduction of emission from the use of energy products by 2030		20.00%